Document And Entity Information	9 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Entity Registrant Name	AntriaBio, Inc.
Entity Central Index Key	0001509261
Entity Filer Category	Smaller Reporting Company